Financial liabilities - Conditions and statement of liabilities (Details) € in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Apr. 15, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Financial liabilities
Nominal amount		€ 24,098		€ 26,970
Carrying amount		55,834		35,524
Carrying amount		24,098		26,970
Financial assets pledged as collateral for liabilities or contingent liabilities		1,628
Bank overdrafts		910		476
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 1,500		1,500
Secured bank loans, bearing maturity period of 2017-25, three
Financial liabilities
Nominal interest rate (as a percent)	2.95%	2.95%
Nominal amount		€ 968		1,770
Carrying amount		€ 968		1,770
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%	1.00%
Nominal amount | $	$ 387
Carrying amount | $	$ 387
Municipal loans
Financial liabilities
Nominal amount				860
Municipal loan, 2018-2023
Financial liabilities
Nominal interest rate (as a percent)	8.25%	8.25%
Nominal interest rate profit (as a percent)	1.50%	1.50%
Nominal interest rate, on losses (as a percent)	0.75%	0.75%
Nominal amount				500
Carrying amount				500
Municipal loan, 2021, one
Financial liabilities
Nominal interest rate (as a percent)	8.00%	8.00%
Nominal interest rate profit (as a percent)	1.50%	1.50%
Nominal interest rate, on losses (as a percent)	0.75%	0.75%
Nominal amount				360
Carrying amount				360
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.75%	4.75%
Nominal amount		€ 498		476
Carrying amount		€ 498		476
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%	3.75%
Nominal amount		€ 628		2,160
Carrying amount		€ 628		2,160
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	4.50%	4.50%
Nominal amount		€ 412
Carrying amount		412
Lease liabilities
Financial liabilities
Nominal amount		21,205		21,704
Carrying amount		€ 21,205		21,704
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%	5.40%
Nominal interest rate at commencement of leases	2.10%	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	9.10%	9.10%
Nominal interest rate at commencement of leases	3.50%	3.50%
Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 1,000		0
Short-term deposits, pledged as security		2,500	€ 500	2,500
Existing Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 2,500		€ 2,500